QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-22129
                -------------------------------------------------
                       Investment Company Act file number


                     The Diamond Portfolio Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


          8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235
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               (Address of principal executive offices) (Zip code)


                          The Corporation Trust Company
          1209 Orange Street, Wilmington, New Castle County, DE 19801
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                With copies to:

                                 John H. Lively
                          Husch Blackwell Sanders, LLP
                          4801 Main Street, Suite 1000
                             Kansas City, MO 64112
                                P.O. Box 219777
                           Kansas City, MO 64112-6777

                                   ###-##-####
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               Registrant's telephone number, including area code:

                         Date of fiscal year end: /10/31
                         -------------------------------

                      Date of reporting period: 01/31/2008
                      ------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Diamond Portfolio Large Cap Quality Growth Fund



QUARTERLY STATEMENTS OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

                DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2008
                                  [unaudited]


   Number                                       % of       Market
 of Shares      Security Description         Total InvestmeValue
-------------------------------------------  -----------  ------
-------------------------------------------  -----------  ------

                COMMON STOCKS:                   99.62%

                ADVERTISING:                      2.86%
         170    OMNICOM GROUP INC.                        $ 7,712
                                                          ------
                                                          ------

                AEROSPACE:
         100    UNITED TECHNOLOGIES               2.72%   7,341
                                                          ------
                                                          ------

                BEVERAGES:                        6.89%
         400    CONSTELLATION BRANDS, INC.                8,360
         150    PEPSICO INC.                              10,229
                                                          ------
                                                          ------
                                                          18,589
                                                          ------
                                                          ------

                COMPUTERS:                        9.85%
         300    CISCO SYSTEMS, INC.                       7,350
         500    EMC CORP.                                 7,935
         550    ORACLE CORP.                              11,303
                                                          ------
                                                          ------
                                                          26,588
                                                          ------
                                                          ------

                COSMETICS & TOILETRIES:           2.93%
         120    PROCTOR & GAMBLE CO.                      7,914
                                                          ------
                                                          ------

                DRUG & MEDICAL:                  17.00%
         120    GENZYME CORP.                             9,375
         150    JOHNSON & JOHNSON                         9,489
         400    PFIZER, INC.                              9,356
         150    STRYKER CORP.                             10,046
         150    UNITEDHEALTH GROUP INC.                   7,626
                                                          ------
                                                          ------
                                                          45,892
                                                          ------
                                                          ------

                FINANCIAL:                       13.62%
         160    AMERICAN EXPRESS CO.                      7,891
         140    AMERICAN INTERNATIONAL GROUP INC.         7,722
         260    BANK OF AMERICA CORP.                     11,531
         150    LEHMAN BROTHERS HOLDINGS INC.             9,626
                                                          ------
                                                          ------
                                                          36,770
                                                          ------
                                                          ------

                FOOTWEAR:                         3.43%
         150    NIKE, INC.                                9,264
                                                          ------
                                                          ------

                INTERNET:                         3.49%
         350    EBAY INC.                                 9,412
                                                          ------
                                                          ------

                MANUFACTURING:                    7.43%
         350    COACH INC.                                11,217
         250    GENERAL ELECTRIC CO.                      8,853
                                                          ------
                                                          ------
                                                          20,070
                                                          ------
                                                          ------

                OIL:                              2.27%
                                                          ------
                                                          ------
          50    TRANSOCEAN, INC.                          6,130
                                                          ------
                                                          ------

                RETAIL:                          12.91%
         180    BEST BUY CO., INC.                        8,786
         210    KOHL'S CORP.                              9,584
         340    STAPLES INC.                              8,140
         150    TARGET CORP.                              8,337
                                                          ------
                                                          ------
                                                          34,847
                                                          ------
                                                          ------

                TELECOMMUNICATIONS:               8.24%
         290    AT&T INC.                                 11,162
         300    NOKIA CORP. ADR                           11,085
                                                          ------
                                                          ------
                                                          22,247
                                                          ------
                                                          ------

                TRANSPORTATION:                   5.99%
          80    FEDEX CORP.                               7,478
          80    TOYOTA MOTOR ADR                          8,684
                                                          ------
                                                          ------
                                                          16,162
                                                          ------
                                                          ------

                Total Securities                 99.62%   268,938
                Cash and Cash Equivalents         0.38%   1,029
                                             -----------  ------
                                             -----------  ------
                TOTAL INVESTMENTS               100.00%   269,967
                                             ===========  ======
                                             ===========  ======

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Diamond Portfolio Investment Trust
             -----------------------------



By:  /s/ Thomas M. Weary
     -------------------------------------
        Thomas M. Weary
        Principal Executive Officer


Date: 03-31-2008
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Thomas M. Weary
     -------------------------------------
        Thomas M. Weary
        Principal Executive Officer



Date: 03-31-2008
      ------------------------------------



By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer


Date: 03-31-2008
      ------------------------------------